United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07925

                      (Investment Company Act File Number)


                                  WesMark Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06



                Date of Reporting Period: Quarter ended 10/31/05








Item 1.     Schedule of Investments





WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

     Shares or
     Principal
       Amount                                                                 Value

   COMMON STOCKS--58.6%
                      BANKS-MAJOR REGIONAL--1.7%
       15,000         Wells Fargo & Co.                                 $    903,000
                      BEVERAGES-SOFT--1.7%
       15,000         Coca-Cola Enterprises, Inc.                            283,500
       10,000         PepsiCo, Inc.                                          590,800
                      TOTAL                                                  874,300
                      BEVERAGES/ALCOHOL--0.4%
       10,000     (1) Constellation Brands, Inc., Class A                    235,400
                      BROADCASTING - RADIO--0.4%
       7,500      (1) XM Satellite Radio Holdings, Inc., Class A             216,225
                      CABLE TELEVISION--0.5%
       10,000     (1) Comcast Corp., Class A                                 278,300
                      CLEANING PRODUCTS--1.1%
       10,000         Procter & Gamble Co.                                   559,900
                      COAL--2.2%
       15,000         Arch Coal, Inc.                                       1,156,050
                      COMPUTER SERVICES--2.1%
       25,000     (1) Fiserv, Inc.                                          1,092,000
                      COMPUTER SOFTWARE--3.4%
       70,000         Microsoft Corp.                                       1,799,000
                      DIVERSIFIED MACHINERY--0.7%
       10,000         Ingersoll-Rand Co., Class A                            377,900
                      DIVERSIFIED OPERATIONS--6.0%
       10,000         Fortune Brands, Inc.                                   759,700
       50,000         General Electric Co.                                  1,695,500
       10,000         Textron Inc.                                           720,400
                      TOTAL                                                 3,175,600
                      DRUGS & HEALTHCARE--0.4%
       10,000         Pfizer, Inc.                                           217,400
                      FINANCE - INVESTMENT BANKER/BROKER--2.4%
       10,000         Goldman Sachs Group, Inc.                             1,263,700
                         FOOD - MAJOR DIVERSIFIED--2.1%
       13,000         Kellogg Co.                                            574,210
       8,000          Wrigley (Wm.), Jr. Co.                                 556,000
                      TOTAL                                                 1,130,210
                      HOME IMPROVEMENT STORES--1.9%
       25,000         Home Depot, Inc.                                      1,026,000
                      HOTELS & MOTELS--1.1%
       10,000         Starwood Hotels & Resorts Worldwide, Inc.              584,300
                      LEISURE & RECREATION--1.7%
       10,000         Brunswick Corp.                                        381,300
       10,000         Carnival Corp.                                         496,700
                      TOTAL                                                  878,000
                      MEDICAL INSTRUMENTS & SUPPLIES--1.1%
       10,000         Medtronic, Inc.                                        566,600
                      MINING - NON FERROUS--1.2%
       20,000         Alcan, Inc.                                            633,800
                      MONEY CENTER BANKS--0.9%
       10,000         Citigroup, Inc.                                        457,800
                       MULTIMEDIA & GRAPHIC SOFTWARE--0.5%
       5,000      (1) Electronic Arts, Inc.                                  284,400
                      NETWORKING PRODUCTS--2.7%
       80,000     (1) Cisco Systems, Inc.                                   1,396,000
                      OIL & GAS EQUIPMENT & SERVICES--2.8%
       16,000         Schlumberger Ltd.                                     1,452,320
                      OIL & GAS DRILLING--5.5%
       28,000         ENSCO International, Inc.                             1,276,520
       15,000     (1) Nabors Industries Ltd.                                1,029,450
       10,000     (1) Transocean Sedco Forex, Inc.                           574,900
                      TOTAL                                                 2,880,870
                      OIL & GAS PIPELINES--1.0%
       10,000         Kinder Morgan Energy Partners LP                       521,000
                         OIL REFINING & MARKETING--0.9%
       7,000          ConocoPhillips                                         457,660
                      OIL-INTEGRATED--4.1%
       20,000         BP PLC, ADR                                           1,328,000
       24,000         Petro-Canada                                           834,000
                      TOTAL                                                 2,162,000
                      REIT - INDUSTRIAL--1.7%
       20,000         AMB Property Corp.                                     883,600
                      RETAIL-DRUG STORE--1.4%
       30,000         CVS Corp.                                              732,300
                      RETAIL-MISCELLANEOUS--0.4%
       10,000         Staples, Inc.                                          227,300
                        SEMICONDUCTOR - BROAD LINE--2.2%
       50,000         Intel Corp.                                           1,175,000
                      SEMICONDUCTOR EQUIPMENT & MATERIALS--0.6%
       20,000         Applied Materials, Inc.                                327,600
                      TRANSPORTATION-RAIL--1.2%
       10,000         Burlington Northern Santa Fe Corp.                     620,600
                      UTILITY-TELEPHONE--0.6%
       25,000         Citizens Communications Co., Class B                   306,000
                          TOTAL COMMON STOCKS
                       (identified cost $26,783,375)                        30,852,135

                        PREFERRED STOCKS--2.1%
                      DIVERSIFIED FINANCIAL SERVICES--0.5%
       10,000         General Electric Capital Corp., Pfd., $1.47,
                      Annual Dividend                                        247,700
                      FINANCE--0.7%
       15,000         Merrill Lynch & Co., Inc., Pfd., $1.03,
                      Annual Dividend                                        378,300
                      UTILITY-ELECTRIC POWER--0.9%
       20,000         Tennessee Valley Authority, Pfd., Series D,
                      $1.46, Annual Dividend                                 500,600
                        TOTAL PREFERRED STOCKS
                       (identified cost $1,147,214)                         1,126,600

               COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
                     FEDERAL HOME LOAN MORTGAGE CORP.--1.9%
  $   979,463         Federal Home Loan Mortgage Corp., Series
                      3042, Class DH, 5.00%, 4/15/2024                       972,087
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
      500,000         Federal National Mortgage Association, Series
                      2003-58, Class AP, 4.50%, 2/25/2027                    490,640
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                       (identified cost $1,480,509)                         1,462,727

                      (2) COMMERCIAL PAPER--5.7%
                      DIVERSIFIED FINANCIAL SERVICES--3.8%
     2,000,000        General Electric Capital Corp. CPABS3A3,
                      3.88%, 11/10/2005                                     1,998,085
                     FINANCE-INVESTMENT BANKER/BROKER--1.9%
     1,000,000        Citigroup Funding, Inc. CP, 3.96%, 11/18/2005          998,154
                        TOTAL COMMERCIAL PAPER
                            (at amortized cost)                             2,996,239

                         CORPORATE BONDS--7.5%
                      FINANCE - AUTOMOTIVE--2.8%
      500,000         Ford Motor Credit Co., Sr. Note, 6.50%,
                      2/15/2006                                              499,806
     1,000,000        General Motors Acceptance Corp., Note,
                      6.125%, 2/1/2007                                       990,460
                      TOTAL                                                 1,490,266
                      FINANCE - CREDIT CARD--1.0%
      500,000         MBNA America Bank, NA, 6.625%, 6/15/2012               538,910
                      INVESTMENT BROKERAGE - NATIONAL--3.7%
     1,000,000        Bear Stearns Cos., Inc., Note, 4.50%,
                      10/28/2010                                             972,920
     1,000,000        Morgan Stanley, Sub. Note, 4.75%, 4/1/2014             947,100
                      TOTAL                                                 1,920,020
                         TOTAL CORPORATE BONDS
                       (identified cost $4,055,330)                         3,949,196

                   MORTGAGE BACKED SECURITIES--5.9%
                     FEDERAL HOME LOAN MORTGAGE CORP.--2.0%
      126,775         Federal Home Loan Mortgage Corp., Pool
                      E84004, 6.00%, 6/1/2016                                129,832
      948,704         Federal Home Loan Mortgage Corp., Pool
                      G18048, 5.00%, 4/1/2020                                936,257
                      TOTAL                                                 1,066,089
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.9%
      143,058         Federal National Mortgage Association, Pool
                      254629, 5.00%, 2/1/2010                                143,372
      715,184         Federal National Mortgage Association, Pool
                      254831, 5.00%, 8/1/2023                                695,073
      828,995         Federal National Mortgage Association, Pool
                      255324, 4.00%, 7/1/2011                                807,756
      401,473         Federal National Mortgage Association, Pool
                      738342, 4.50%, 8/1/2018                                388,927
                      TOTAL                                                 2,035,128
                   TOTAL MORTGAGE BACKED SECURITIES
                       (identified cost $3,162,660)                         3,101,217

                      GOVERNMENT AGENCIES--14.8%
                      FEDERAL FARM CREDIT BANK--1.8%
     1,000,000        Federal Farm Credit System, Bond, 4.49%,
                      1/10/2010                                              978,270
                      FEDERAL HOME LOAN BANK--3.7%
     1,000,000        Federal Home Loan Bank System, Bond, 4.785%,
                      8/26/2010                                              986,640
     1,000,000        Federal Home Loan Bank System, Bond, Series
                      ZR13, 4.50%, 6/12/2013                                 949,450
                      TOTAL                                                 1,936,090
                      FEDERAL HOME LOAN MORTGAGE CORP.--3.7%
     1,000,000        Federal Home Loan Mortgage Corp., Note,
                      5.00%, 1/30/2014                                       980,810
     1,000,000        Federal Home Loan Mortgage Corp., Unsecd.
                      Note, 4.00%, 9/22/2009                                 970,160
                      TOTAL                                                 1,950,970
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
      500,000         Federal National Mortgage Association, 4.50%,
                      7/27/2009                                              493,595
     1,000,000        Federal National Mortgage Association, Note,
                      2.56%, 3/2/2007                                        973,940
      500,000         Federal National Mortgage Association, Note,
                      5.375%, 3/15/2010                                      502,160
     1,000,000        Federal National Mortgage Association, Note,
                      5.375%, 7/16/2018                                      967,130
                      TOTAL                                                 2,936,825
                       TOTAL GOVERNMENT AGENCIES
                       (identified cost $7,977,947)                         7,802,155

                           MUTUAL FUND--2.4%
     1,272,678    (3) Prime Obligations Fund  (at net asset value)          1,272,678
                      TOTAL INVESTMENTS --- 99.8%
                     (identified cost $48,875,952)(4)                       52,562,947
             OTHER ASSETS AND LIABILITIES --- NET --- 0.2%                   101,741
                       TOTAL NET ASSETS --- 100%                        $   52,664,688

==============================================================================
   (1) Non-income producing security.
   (2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
   (3) Affiliated company.
   (4) The cost of investments for federal tax purposes amounts to $48,875,952. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $3,686,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,032,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,345,999.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.


Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income securities are generally valued according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
CP          --Commercial Paper
REIT        --Real Estate Investment Trust




WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

    Principal
      Amount
    or Shares                                                               Value

   COLLATERALIZED MORTGAGE OBLIGATIONS--30.6%
                   FEDERAL HOME LOAN MORTGAGE CORP.--20.1%
 $  2,000,000      Federal Home Loan Mortgage Corp., Series 2564,
                   Class HJ, 5.00%, 2/15/2018                          $  1,954,440
    1,498,698      Federal Home Loan Mortgage Corp., Series 2576D,
                   Class LG, 4.50%, 12/15/2016                            1,485,120
    5,897,398      Federal Home Loan Mortgage Corp., Series 2651,
                   Class JB, 5.00%, 1/15/2018                             5,792,778
    4,292,035      Federal Home Loan Mortgage Corp., Series 2896,
                   Class CA, 4.50%, 5/15/2018                             4,227,054
    1,656,097      Federal Home Loan Mortgage Corp., Series 2904,
                   Class CA, 5.00%, 4/15/2019                             1,646,190
    2,744,876      Federal Home Loan Mortgage Corp., Series 2950K,
                   Class AB, 4.50%, 2/15/2024                             2,674,141
    4,478,109      Federal Home Loan Mortgage Corp., Series 3000,
                   Class BA, 4.50%, 7/15/2023                             4,416,400
    9,700,311      Federal Home Loan Mortgage Corp., Series 3005,
                   Class EG, 5.00%, 8/15/2021                             9,523,862
    6,856,240      Federal Home Loan Mortgage Corp., Series 3042,
                   Class DH, 5.00%, 4/15/2024                             6,804,613
                       TOTAL                                             38,524,598
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.5%
    7,067,085      Federal National Mortgage Association, Series
                   0538D, Class CD, 5.00%, 6/25/2019                      6,993,234
    4,806,514      Federal National Mortgage Association, Series
                   2005-43, Class PB, 5.00%, 2/25/2034                    4,737,252
    8,387,976      Federal National Mortgage Association, Series
                   2005-8, Class EA, 5.00%, 7/25/2019                     8,352,411
                       TOTAL                                             20,082,897
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                  58,607,495
                    (identified cost $59,546,056)

                        CORPORATE BONDS--15.0%
                   BANKS-MAJOR REGIONAL--0.5%
    1,000,000      PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009        1,031,470
                   CABLE TELEVISION--1.0%
    2,000,000      Cox Communications, Inc., Unsecd. Note, 4.625%,
                   6/1/2013                                               1,859,966
                   FINANCE--1.1%
    2,000,000      MBNA Corp., 6.25%, 1/17/2007                           2,034,560
                   FINANCE - CONSUMER LOANS--1.6%
    3,000,000      American General Finance Corp., Note, 5.875%,
                   7/14/2006                                              3,026,040
                   FINANCE - INVESTMENT BANKER/BROKER--3.1%
    4,000,000      Goldman Sachs Group, Inc., Bond, 5.15%,
                   1/15/2014                                              3,940,600
    2,000,000      Morgan Stanley Group, Inc., Note, 6.875%,
                   3/1/2007                                               2,049,360
                       TOTAL                                              5,989,960
                   OIL COMP-EXPLORATION & PRODUCTION--3.5%
    3,000,000      Enron Oil & Gas Co., Note, 6.00%, 12/15/2008           3,088,530
    3,500,000      Enron Oil & Gas Co., Note, 6.50%, 12/1/2007            3,608,570
                       TOTAL                                              6,697,100
                   OIL REFINING & MARKETING--0.5%
    1,000,000      Union Oil of California, Sr. Note, Series C,
                   6.70%, 10/15/2007                                      1,030,780
                   PAPER PRODUCTS--3.7%
    2,200,000      International Paper Co., 4.25%, 1/15/2009              2,126,564
    4,000,000      International Paper Co., 5.85%, 10/30/2012             4,005,120
    1,000,000      International Paper Co., Note, 5.30%, 4/1/2015          951,280
                       TOTAL                                              7,082,964
                        TOTAL CORPORATE BONDS                            28,752,840
                    (identified cost $28,836,114)

   GOVERNMENT AGENCIES--21.2%
                   FEDERAL HOME LOAN BANK--12.1%
    2,235,000      Federal Home Loan Bank System, Bond, 4.50%,
                   6/16/2008                                              2,222,439
    10,000,000     Federal Home Loan Bank System, Bond, 5.00%,           10,009,500
                   3/28/2008
    6,000,000      Federal Home Loan Bank System, Bond, Series 1,
                   5.00%, 3/30/2009                                       5,994,960
    5,000,000      Federal Home Loan Bank System, Bond, Series
                   EH10, 5.00%, 8/24/2010                                 4,955,900
                       TOTAL                                             23,182,799
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--5.5%
     700,000       Federal Home Loan Mortgage Corp., 6.00%,
                   8/18/2015                                               699,048
    5,000,000      Federal Home Loan Mortgage Corp., Note, 4.375%,
                   7/30/2009                                              4,918,800
    5,000,000      Federal Home Loan Mortgage Corp., Note, Series
                   MTN, 5.125%, 5/13/2013                                 4,888,550
                       TOTAL                                             10,506,398
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.6%
    3,000,000      Federal National Mortgage Association, Note,
                   4.00%, 11/10/2011                                      2,938,890
    4,000,000      Federal National Mortgage Association, Note,
                   5.375%, 3/15/2010                                      4,017,280
                       TOTAL                                              6,956,170
                      TOTAL GOVERNMENT AGENCIES                          40,645,367
                    (identified cost $41,127,822)

   MORTGAGE BACKED SECURITIES--29.6%
                   FEDERAL HOME LOAN MORTGAGE CORP.--12.6%
    4,999,626      Federal Home Loan Mortgage Corp., 5.00%,
                   1/15/2019                                              4,973,078
    4,882,787      Federal Home Loan Mortgage Corp., Pool C90779,
                   5.00%, 1/1/2024                                        4,742,407
    3,866,022      Federal Home Loan Mortgage Corp., Pool E98887,
                   4.50%, 8/1/2018                                        3,750,853
    3,969,386      Federal Home Loan Mortgage Corp., Pool E98890,
                   4.50%, 8/1/2018                                        3,846,177
    4,083,341      Federal Home Loan Mortgage Corp., Pool G18002,
                   5.00%, 7/1/2019                                        4,031,034
    2,846,111      Federal Home Loan Mortgage Corp., Pool G18048,
                   5.00%, 4/1/2020                                        2,808,770
                       TOTAL                                             24,152,319
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.0%
    2,729,163      Federal National Mortgage Association, Pool
                   254799, 5.00%, 7/1/2023                                2,652,419
    11,080,270     Federal National Mortgage Association, Pool            10,768,693
                   254908, 5.00%, 9/1/2023
    3,433,297      Federal National Mortgage Association, Pool
                   254956, 4.00%, 10/1/2010                               3,356,048
    4,579,067      Federal National Mortgage Association, Pool
                   255582, 5.00%, 1/1/2025                                4,448,838
    5,696,935      Federal National Mortgage Association, Pool
                   255701, 5.00%, 4/1/2025                                5,534,914
    2,472,786      Federal National Mortgage Association, Pool
                   712614, 4.50%, 6/1/2010                                2,452,707
    3,503,311      Federal National Mortgage Association, Pool
                   807951, 5.00%, 1/1/2030                                3,385,074
                       TOTAL                                             32,598,693
                   TOTAL MORTGAGE BACKED SECURITIES                       56,751,012
                    (identified cost $58,206,189)

   PREFERRED STOCKS--2.1%
                   DIVERSIFIED FINANCIAL SERVICES--1.0%
      80,000       General Electric Capital Corp., Pfd., $1.47,
                   Annual Dividend                                        1,981,600
                   FINANCE--0.3%
      25,000       Merrill Lynch & Co., Inc., Pfd., $1.03, Annual
                   Dividend                                                630,500
                   FINANCE - AUTOMOTIVE--0.3%
      20,000       General Motors Acceptance Corp., Pfd., $1.81,
                   Annual Dividend                                         451,200
                   UTILITY-ELECTRIC POWER--0.5%
      40,000       Tennessee Valley Authority, Pfd., Series D,
                   $1.46, Annual Dividend                                 1,001,200
                        TOTAL PREFERRED STOCKS
                     (identified cost $4,146,085)                         4,064,500

   (1) COMMERCIAL PAPER--0.5%
                   DIVERSIFIED FINANCIAL SERVICES--0.5%
    1,000,000      General Electric Capital Services CP, 3.83%,
                   11/2/2005 (at amortized cost)                           999,895

                          MUTUAL FUND--0.5%
     983,517       (2) Prime Obligations Fund (at net asset value)         983,517
                       TOTAL INVESTMENTS--99.5%                            190,804,626
                  (identified cost $193,845,678)(3)
                OTHER ASSETS AND LIABILITIES--NET--0.5%                      878,306
                        TOTAL NET ASSETS--100%                          $ 191,682,932

================================================================================

   (1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
   (2) Affiliated company.
   (3) The cost of investments for federal tax purposes was $193,845,678. The net unrealized depreciation of investments for federal tax purposes was $3,041,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $473,543 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,514,595.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation-- The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

CP          --Commercial Paper
MTN         --Medium Term Note






WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

    Shares or
   Principal
    Amount                                                              Value

   COMMON STOCKS--94.6%
                  BANKS-MAJOR REGIONAL--3.4%
    140,000       Wells Fargo & Co.                                $   8,428,000
                  BEVERAGES/ALCOHOL--0.9%
    100,000   (1) Constellation Brands, Inc., Class A                  2,354,000
                  BIOTECHNOLOGY--1.2%
     65,000   (1) Gilead Sciences, Inc.                                3,071,250
                  BROADCASTING - RADIO--0.5%
     40,000   (1) XM Satellite Radio Holdings, Inc., Class A           1,153,200
                  BUILDING MATERIALS--1.0%
     65,000       American Standard Cos.                               2,472,600
                  CABLE TELEVISION--1.3%
    120,000   (1) Comcast Corp., Class A                               3,339,600
                  CLEANING PRODUCTS--0.8%
     35,000       Procter & Gamble Co.                                 1,959,650
                  CLOSED END FUNDS--0.5%
     45,000       iShares Goldman Sachs Networking Index Fund          1,337,400
                  COAL--1.4%
     45,000       Arch Coal, Inc.                                      3,468,150
                  COMPUTER SERVICES--4.5%
    170,000       First Data Corp., Class                              6,876,500
    100,000   (1) Fiserv, Inc.                                         4,368,000
                      TOTAL                                           11,244,500
                  COMPUTER SOFTWARE--5.9%
    575,000       Microsoft Corp.                                     14,777,500
                  CONGLOMERATES--1.2%
     40,000       3M Co.                                               3,039,200
                  DIVERSIFIED MACHINERY--1.7%
    115,000       Ingersoll-Rand Co., Class A                          4,345,850
                  DIVERSIFIED OPERATIONS--9.9%
     70,000       Fortune Brands, Inc.                                 5,317,900
    435,000       General Electric Co.                                14,750,850
     65,000       Textron Inc.                                         4,682,600
                      TOTAL                                           24,751,350
                  DRUGS & HEALTHCARE--1.3%
    150,000       Pfizer, Inc.                                         3,261,000
                  ELECTRONIC COMPONENTS-SEMICONDUCTOR--2.7%
     75,000       Motorola, Inc.                                       1,662,000
    175,000       Texas Instruments, Inc.                              4,996,250
                      TOTAL                                            6,658,250
                  ENTERTAINMENT - DIVERSIFIED--2.3%
    325,000       Time Warner, Inc.                                    5,794,750
                  FINANCE - INVESTMENT BANKER/BROKER--1.5%
     30,000       Goldman Sachs Group, Inc.                            3,791,100
                  FOOD - MAJOR DIVERSIFIED--2.9%
     80,000       Kellogg Co.                                          3,533,600
     55,000       Wrigley (Wm.), Jr. Co.                               3,822,500
                      TOTAL                                            7,356,100
                  HOME IMPROVEMENT STORES--3.7%
    225,000       Home Depot, Inc.                                     9,234,000
                  HOTELS & MOTELS--2.3%
    100,000       Hilton Hotels Corp.                                  1,945,000
     65,000       Starwood Hotels & Resorts Worldwide, Inc.            3,797,950
                      TOTAL                                            5,742,950
                  LEISURE & RECREATION--1.4%
     35,000       Brunswick Corp.                                      1,334,550
     20,000       Carnival Corp.                                        993,400
     20,000       Harrah's Entertainment, Inc.                         1,209,600
                      TOTAL                                            3,537,550
                  MEDICAL INSTRUMENTS & SUPPLIES--2.9%
    130,000       Medtronic, Inc.                                      7,365,800
                  MINING - MISCELLANEOUS--1.0%
     65,000       Inco Ltd.                                            2,614,300
                  MINING - NON FERROUS--1.8%
    139,900       Alcan, Inc.                                          4,433,431
                  NETWORKING PRODUCTS--5.6%
    800,000   (1) Cisco Systems, Inc.                                 13,960,000
                  OIL & GAS EQUIPMENT & SERVICES--5.1%
    140,000       Schlumberger Ltd.                                   12,707,800
                  OIL & GAS DRILLING--6.9%
    100,000       ENSCO International, Inc.                            4,559,000
     95,000   (1) Nabors Industries Ltd.                               6,519,850
    110,000   (1) Transocean Sedco Forex, Inc.                         6,323,900
                      TOTAL                                           17,402,750
                      OIL FIELD-MACHINERY & EQUIPMENT--0.2%
     7,000    (1) National-Oilwell, Inc.                                437,290
                  OIL REFINING & MARKETING--0.4%
     17,000       ConocoPhillips                                       1,111,460
                  OIL-INTEGRATED--5.5%
    160,000       BP PLC, ADR                                         10,624,000
     90,000       Petro-Canada                                         3,127,500
                      TOTAL                                           13,751,500
                  PRINTED CIRCUIT BOARDS--2.2%
    185,000   (1)  Jabil Circuit, Inc.                                 5,522,250
                  RETAIL-DRUG STORE--1.5%
    150,000       CVS Corp.                                            3,661,500
                  RETAIL-MISCELLANEOUS--1.4%
    155,000       Staples, Inc.                                        3,523,150
                  SEMICONDUCTOR - BROAD LINE--3.3%
    350,000       Intel Corp.                                          8,225,000
                  SEMICONDUCTOR EQUIPMENT & MATERIALS--2.2%
    345,000       Applied Materials, Inc.                              5,651,100
                  TRANSPORTATION-RAIL--0.7%
     45,000       Norfolk Southern Corp.                               1,809,000
                  UTILITY-TELEPHONE--1.6%
    175,000       Sprint Nextel Corp.                                  4,079,250
          TOTAL COMMON STOCKS (identified cost $221,460,894)         237,373,531

   (2) COMMERCIAL PAPER --6.3%
                  ASSET BACKED--4.0%
  $10,000,000 (3) Three Rivers Funding Corp. CPABS4-2, 2.82%,
                  11/29/2005                                       $   9,969,045
                  DIVERSIFIED FINANCIAL SERVICES--2.3%
   6,000,000      General Electric Capital Corp. CPABS3A3, 2.03%,
                  12/6/2005                                            5,976,667
              TOTAL COMMERCIAL PAPER (at amortized cost)              15,945,712

   MUTUAL FUND--1.1%
   2,661,670  (4) Prime Obligations Fund (at net asset value)          2,661,670
                     TOTAL INVESTMENTS --- 102.0%                  $ 255,980,913
                  (identified cost $240,068,276)(5)
           OTHER ASSETS AND LIABILITIES --- NET --- (2.0)%         $ (5,077,870)
                      TOTAL NET ASSETS --- 100%                    $ 250,903,043

==============================================================================
   (1) Non-income producing security.
   (2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
   (3) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, this security amounted to $9,969,045 which represents 4.0% of total net assets.
   (4) Affiliated company.
   (5) The cost of investments for federal tax purposes amounts to $240,068,276. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $15,912,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,699,287 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,786,650.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

   The following acronym is used throughout this portfolio:

   ADR     --American Depositary Receipt






WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

   Shares or
   Principal Amount                                                      Value

   COMMON STOCKS--85.2%
                    AEROSPACE/DEFENSE--7.6%
     7,000          Curtiss Wright Corp.                            $ 401,450
    17,000          DRS Technologies, Inc.                           837,420
    22,500    (1)   Innovative Solutions and Support, Inc.           321,525
    15,000    (1)   MOOG, Inc., Class A                              444,750
                        TOTAL                                       2,005,145
                    ASSET MANAGEMENT--1.2%
     4,000    (1)   Affiliated Managers Group                        307,000
                    AUTO/TRUCK-ORIG.--2.3%
    14,000          OshKosh Truck Corp.                              609,840
                    BIOMEDICAL--4.1%
     8,000    (1)   Cephalon, Inc.                                   364,720
    25,000    (1)   Protein Design Laboratories, Inc.                700,500
                        TOTAL                                       1,065,220
                    BIOTECHNOLOGY--1.5%
     5,000    (1)   Charles River Laboratories International, Inc.   218,800
     6,000    (1)   Martek Biosciences Corp.                         185,220
                        TOTAL                                        404,020
                    BUILDING-CEMENT--0.4%
     2,000          Florida Rock Industries, Inc.                    113,800
                    CHEMICALS-DIVERSIFIED--3.1%
     3,000          Nova Chemicals Corp.                             107,430
    40,000          Olin Corp.                                       715,200
                        TOTAL                                        822,630
                    COAL--2.9%
    10,000          Arch Coal, Inc.                                  770,700
                    COMMERCIAL SERVICES--1.1%
     7,000    (1)   Iron Mountain, Inc.                              273,000
                    COMMUNICATION EQUIPMENT--0.6%
    20,000    (1)   Arris Group, Inc.                                165,400
                    COMPUTER SOFTWARE--1.0%
    18,000          Blackbaud, Inc.                                  259,200
                    COMPUTER-NETWORKS--0.5%
    10,000    (1)   Ixia                                             126,200
                    DIVERSIFIED ELECTRONICS--0.9%
    13,000    (1)   FEI Co.                                          245,700
                    DIVERSIFIED OPERATIONS--4.5%
    22,000          Manitowoc, Inc.                                 1,170,620
                    DRUG MANUFACTURERS - OTHER--2.1%
     7,000    (1)   Amylin Pharmaceuticals, Inc.                     235,200
    10,000    (1)   AtheroGenics, Inc.                               150,000
     5,000    (1)   Chattem, Inc.                                    165,000
                        TOTAL                                        550,200
                    ELECTRONIC COMPONENTS - MISCELLANEOUS--1.3%
    15,000    (1)   Artesyn Technologies, Inc.                       131,850
    60,000    (1)   Sanmina-SCI Corp.                                219,000
                        TOTAL                                        350,850
                    ELECTRONIC COMPONENTS-SEMICONDUCTOR--2.1%
    35,000    (1)   Fairchild Semiconductor International, Inc.,
                    Class A                                          539,000
                    ENGINEERING SERVICES--0.7%
     7,000    (1)   Baker Michael Corp.                              182,350
                    MACHINERY-ELECTRICAL--0.3%
    15,000    (1)   Plug Power, Inc.                                  87,000
                    MACHINERY-FARM--1.2%
    20,000    (1)   AGCO Corp.                                       319,800
                    MACHINERY-GENERAL--0.5%
     6,000          Gorman Rupp Co.                                  139,800
                      MEDICAL APPLIANCES & EQUIPMENT--1.4%
    10,000    (1)   Arthrocare Corp.                                 367,300
                    MEDICAL-GENERIC DRUG--0.9%
    12,000          Mylan Laboratories, Inc.                         230,520
                    OIL & GAS DRILLING--10.8%
    15,000          ENSCO International, Inc.                        683,850
    120,000   (1)   Parker Drilling Co.                             1,060,800
    33,000          Rowan Companies, Inc.                           1,088,670
                        TOTAL                                       2,833,320
                    OIL FIELD SERVICES--0.5%
     5,000    (1)   Pride International, Inc.                        140,350
                      OIL FIELD-MACHINERY & EQUIPMENT--3.8%
    27,000    (1)   FMC Technologies, Inc.                           984,420
                    PAPER PRODUCTS--1.0%
    10,000          Bowater, Inc.                                    265,000
                    REGIONAL - PACIFIC BANKS--5.6%
    17,000          Bank of Hawaii Corp.                             873,460
    12,000    (1)   SVB Financial Group                              596,520
                        TOTAL                                       1,469,980
                    REIT-EQUITY--1.0%
    30,000    (1)   La Quinta Properties, Inc.                        250,500
                    RESEARCH SERVICES--0.7%
     7,000    (1)   Symyx Technologies, Inc.                          187,180
                    RETAIL-APPAREL & SHOES--1.6%
    10,000    (1)   Children's Place Retail Stores, Inc.              429,300
                    RETAIL-CONVENIENCE STORE--0.6%
     7,000          Casey's General Stores, Inc.                      151,060
                    SCIENTIFIC & TECHNICAL INSTRUMENTS--2.2%
     2,000    (1)   Affymetrix, Inc.                                   90,860
     4,900    (1)   Axsys Technologies, Inc.                           92,953
     3,000    (1)   Energy Conversion Devices, Inc.                    92,820
    20,000    (1)   LeCroy Corp.                                      307,200
                        TOTAL                                         583,833
                    SEMICONDUCTOR - BROAD LINE--2.1%
    40,000    (1)   Cypress Semiconductor Corp.                       544,000
                    SEMICONDUCTOR - INTEGRATED CIRCUITS--0.3%
    15,000    (1)   RF Micro Devices, Inc.                             78,600
                    SEMICONDUCTOR EQUIPMENT & MATERIALS--4.7%
    30,000    (1)   Ade Corp.                                         612,000
    45,000    (1)   Ultratech Stepper, Inc.                           620,100
                        TOTAL                                       1,232,100
                        SPECIALIZED HEALTH SERVICES--1.1%
     7,000    (1)   American Healthcorp, Inc.                        283,920
                       TELECOMMUNICATIONS EQUIPMENT--0.9%
    10,000    (1)   DSP Group, Inc.                                  245,800
                    TOOLS-HAND HELD--1.1%
     6,000          Stanley Works                                    287,580
                       TRANSPORTATION - AIR FREIGHT--2.5%
     7,000    (1)   ABX Air, Inc.                                     55,930
    12,000          Alexander and Baldwin, Inc.                      587,280
                        TOTAL                                        643,210
                    TRANSPORTATION-RAIL--1.6%
    15,000          Greenbrier Cos., Inc.                            413,250
                    WASTE MANAGEMENT--0.9%
     7,000    (1)   Waste Connections, Inc.                          233,590
   TOTAL COMMON STOCKS (identified cost $20,802,463)                22,362,288

   (2) COMMERCIAL PAPER --8.0%
                    ASSET BACKED--3.0%
 $  800,000   (3)   Three Rivers Funding Corp. CPABS4-2, 4.04%,
                    11/29/2005                                       797,524
                     FINANCE-INVESTMENT BANKER/BROKER--5.0%
   1,300,000        Citigroup Funding, Inc. CP, 3.83%, 11/04/2005   1,299,590
   TOTAL COMMERCIAL PAPER (at amortized cost)                       2,097,114

   MUTUAL FUND--1.4%
        366,366     (4)Prime Obligations Fund (at net asset value)   366,366
   TOTAL INVESTMENTS --- 94.6%
   (identified cost $23,265,943)(5)                                $24,825,768
   OTHER ASSETS AND LIABILITIES --- NET --- 5.4%                   $1,425,383
   TOTAL NET ASSETS --- 100%                                       $26,251,151

================================================================================
   (1) Non-income producing security.
   (2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
   (3) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, this security amounted to $797,524 which represents 3.0% of total net assets.
   (4) Affiliated company.
   (5) The cost of investments for federal tax purposes amounts to $23,265,943. The net unrealized appreciation of investments for federal tax purposes was $1,559,825. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,339,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,779,252.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

   The following acronyms are used throughout this portfolio:

   CP      --Commercial Paper
   REIT    --Real Estate Investment Trust




WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

    Principal
    Amount or                                                      Credit
     Shares                                                        Rating         Value

   MUNICIPAL BONDS--97.9%
                   ARKANSAS--0.7%
 $   500,000       Conway, AR, Public Facilities Board
                   Capital Improvements, Refunding Revenue
                    Bonds Hendrix College Project (Series B),
                      4.75% (Original Issue Yield: 4.85%),
                   10/1/2030                                         A       $   494,935
                   MAINE--1.0%
     750,000       Bucksport, ME, Solid Waste Disposal,
                   Revenue Bonds (Series A), 4.00%
                   (International Paper Co.)/(Original Issue
                   Yield: 4.108%), 3/1/2014                         BBB          715,598
                   PENNSYLVANIA--0.7%
     500,000       Pennsylvania State Higher Education
                   Facilities Authority, 5.00%, 11/1/2011           BBB-         501,670
                   TEXAS--0.6%
     445,000       Fort Bend County, TX, Municipal Utility,
                   4.20% (Radian Group, Inc. INS), 9/1/2018          AA          434,658
                   WEST VIRGINIA--94.9%
    1,000,000      Berkeley County, WV, Board of Education,
                   4.50% (FGIC INS)/(Original Issue Yield:
                   4.65%), 5/1/2014                                 AAA         1,036,850
     825,000       Berkeley County, WV, Building Commission
                   Lease, Judicial Center Project-(Series A),
                   4.70% (MBIA Insurance Corp. INS), 12/1/2024      Aaa          860,112
     140,000       Buckhannon West Virginia College Facility,
                   Refunding Revenue Bonds, 4.45%, 8/1/2007          NR          142,030
    1,000,000      Cabell County, WV, Board of Education, GO
                   UT, 5.50% (MBIA Insurance Corp.
                   INS)/(Original Issue Yield: 4.95%),
                   5/1/2006                                         AAA         1,012,490
     500,000       Cabell County, WV, Board of Education, GO
                   UT, 6.00% (MBIA Insurance Corp. INS),
                   5/1/2006                                         AAA          507,550
     355,000       Charles Town, WV, Revenue Refunding Bonds,
                      5.00% (Original Issue Yield: 5.15%),
                   10/1/2013                                         AA          366,608
     340,000       Charles Town, WV, Revenue Refunding Bonds,
                   5.00%, 10/1/2012                                  AA          353,335
     500,000       Charleston, WV, Civic Center Revenue,
                   Improvements, 6.25%, 12/1/2015                    NR          535,290
    1,200,000      Charleston, WV, Urban Renewal Authority,
                       Refunding Revenue Bonds, 5.30% (FSA
                   INS)/(Original Issue Yield: 5.274%),
                   12/15/2022                                       AAA         1,292,280
    1,240,000      Charleston, WV, G0 UT, 7.20%, 10/1/2008           A1         1,365,314
    1,000,000      Clarksburg, WV, Revenue Bonds, 5.25% (FGIC
                   INS), 9/1/2019                                   AAA         1,074,900
     500,000       Fairmont, WV, Waterworks, (Series 1999),
                   5.25% (AMBAC INS), 7/1/2017                      Aaa          532,875
    1,235,000      Fairmont, WV, Waterworks, Water Utility
                   Improvement Revenue Bonds, 5.00% (AMBAC
                   INS), 7/1/2019                                   Aaa         1,295,873
    1,240,000      Grant County, WV, County Commission,
                   Refunding Revenue Bonds, 5.35% (Original
                   Issue Yield: 5.349%), 10/1/2019                  AAA         1,296,494
     500,000       Harrison County, WV, Board of Education,
                   GO UT, 6.40% (FGIC INS)/(Original Issue
                   Yield: 6.45%), 5/1/2006                          AAA          508,585
     680,000       Harrison County, WV, Building Commission,
                   Health, Hospital, Nursing Home
                   Improvements Revenue Bonds, 5.15% (AMBAC
                   INS)/(Original Issue Yield: 5.32%),
                   4/1/2018                                         Aaa          710,342
     420,000       Jackson County, WV, Revenue Bonds, 7.375%
                   (U.S. Government GTD), 6/1/2010                  AAA          486,079
    1,035,000      Jefferson County, WV, Board of Education,
                   GO UT, 5.20% (Original Issue Yield:
                   5.10%), 7/1/2007                                 AA-         1,068,886
    1,055,000      Kanawha County, WV, Building Community,
                   Judicial Annes Lease - (Series A), 5.00%,
                   12/1/2018                                         NR         1,086,175
     245,000       Logan County, WV, Revenue Bonds, 8.00%
                   (Logan County Health Care Center Ltd.
                      Partnership Project)/(U.S. Government
                   GTD), 12/1/2009                                   NR          266,795
    1,085,000      Monongalia County, WV, Board of Education,
                   GO UT, 6.00% (MBIA Insurance Corp.
                   INS)/(Original Issue Yield: 3.81%),
                   5/1/2010                                         AAA         1,194,281
    1,135,000      Monongalia County, WV, Board of Education,
                   GO UT, 6.00%, 5/1/2011                           AAA         1,264,730
    1,000,000      Monongalia County, WV, Building
                   Commission, Revenue Bonds, 5.25%, 7/1/2020        A-         1,031,290
     350,000       Ohio County, WV, Board of Education, GO
                   UT, 5.00% (MBIA Insurance Corp.
                   INS)/(Original Issue Yield: 5.25%),
                   6/1/2013                                         AAA          370,251
     785,000       Ohio County, WV, Board of Education, GO UT
                   Refunding Bonds, 5.125% (MBIA Insurance
                   Corp. INS)/(Original Issue Yield: 5.375%),
                   6/1/2018                                         AAA          830,538
    1,000,000      Ohio County, WV, Board of Education, GO
                   UT, 5.00% (Original Issue Yield: 5.25%),
                   6/1/2013                                         AA-         1,053,700
     635,000       Ohio County, WV, Board of Education, GO
                   UT, 5.00% (MBIA Insurance Corp. INS),
                   6/1/2007                                         AA-          650,977
     500,000       Parkersburg, WV, Waterworks & Sewer System
                      Revenue (Series A), 4.00% (FGIC INS),
                   8/1/2013                                         Aaa          502,960
     500,000       Parkersburg, WV, Waterworks & Sewer System
                      Revenue (Series A), 5.00% (FGIC INS),
                   8/1/2019                                         Aaa          528,215
     500,000       Parkersburg, WV, Waterworks & Sewer System
                      Revenue (Series A), 4.00% (FGIC INS),
                   8/1/2012                                         Aaa          506,475
    1,155,000      Pleasants County, WV, PCR, (Refunding
                   Revenue Bonds), 5.30%, 12/1/2008                  A3         1,155,970
    1,795,000      Raleigh, Fayette & Nicholas Counties, WV,
                   Refunding Bonds, 6.25% (U.S. Government
                   GTD)/(Original Issue Yield: 6.60%),
                   8/1/2011                                         Aaa         2,022,875
    1,310,000      Randolph County, WV, Refunding Revenue
                   Bonds, 5.20% (Davis Health Systems,
                   Inc.)/(FSA INS), 11/1/2015                       Aaa         1,398,504
     105,000       Shepherd College Board, 3.00%, 12/1/2005          A3          105,001
     115,000       Shepherd College Board, 3.00%, 12/1/2007          A3          113,939
     120,000       Shepherd College Board, 3.40%, 12/1/2009          A3          119,040
     500,000       South Charleston, WV, Revenue Bonds, 5.50%
                   (MBIA Insurance Corp. INS), 10/1/2009            AAA          507,810
     275,000       West Liberty State College, WV, 3.75%,
                   6/1/2008                                         Baa2         273,460
     205,000       West Liberty State College, WV, 3.75%,
                   6/1/2008                                         Baa2         203,852
     620,000       West Liberty State College, WV, 3.75%,
                   6/1/2008                                         Baa3         616,528
     430,000       West Liberty State College, WV, 4.70%,
                   6/1/2012                                         Baa2         436,136
     965,000       West Liberty State College, WV, 4.80%,
                   6/1/2012                                         Baa3         984,995
     570,000       West Virginia EDA, (Series A), 5.00%
                   (Original Issue Yield: 4.25%), 3/1/2019           A1          589,591
     580,000       West Virginia EDA, 4.75%, 11/1/2012               A+          613,773
    1,000,000      West Virginia EDA, 5.00% (AMBAC
                   INS)/(Original Issue Yield: 5.09%),
                   7/15/2022                                        AAA         1,041,460
     500,000       West Virginia EDA, Refunding Revenue
                   Bonds, 3.00%, 11/1/2006                           A+          499,635
    1,000,000      West Virginia EDA, Revenue Bonds, 5.50%
                   (MBIA Insurance Corp. INS), 6/1/2016             AAA         1,100,200
     250,000       West Virginia EDA, State Medical Examiner
                   Revenue Bonds (Series A), 4.375% (Original
                   Issue Yield: 4.55%), 6/1/2020                     A1          241,740
    2,000,000      West Virginia Higher Education, Revenue
                   Bonds, 5.00% (MBIA Insurance Corp. INS),
                   4/1/2012                                         AAA         2,146,060
     735,000       West Virginia Housing Development Fund,
                   Revenue Bonds, 5.35%, 11/1/2010                  AAA          754,632
     700,000       West Virginia School Building Authority,
                   4.00% (MBIA Insurance Corp. INS)/(Original
                   Issue Yield: 4.13%), 7/1/2013                    AAA          706,650
    2,000,000      West Virginia School Building Authority,
                   5.25% (MBIA Insurance Corp. INS), 7/1/2012       AAA         2,178,480
     575,000       West Virginia State Building Commission
                   Lease, (Series A), 5.50% (MBIA Insurance
                   Corp. INS)/(Original Issue Yield: 5.10%),
                   7/1/2006                                         AAA          584,332
    1,050,000      West Virginia State Building Commission
                   Lease, (Series A), 5.50% (MBIA Insurance
                   Corp. INS)/(Original Issue Yield: 5.20%),
                   7/1/2007                                         AAA         1,089,102
    1,000,000      West Virginia State Building Commission
                   Lease, Refunding Revenue Bonds, (Series
                   A), 5.25% (AMBAC INS), 7/1/2012                  AAA         1,084,940
    1,500,000      West Virginia State Building Commission
                     Lease, Refunding Revenue Bonds, 5.375%
                   (AMBAC INS)/(Original Issue Yield: 5.04%),
                   7/1/2021                                         AAA         1,659,720
     500,000       West Virginia State Hospital Finance
                   Authority, (Series A), 3.50% (West
                   Virginia University Hospital,
                   Inc.)/(Original Issue Yield: 3.62%),
                   6/1/2010                                         AAA          497,015
     605,000       West Virginia State Hospital Finance
                      Authority, Prerefunded Revenue Bonds,
                   6.75% (Charleston Area Medical
                   Center)/(U.S. Government GTD)/(Original
                   Issue Yield: 6.89%), 9/1/2022                     A2          694,836
    1,000,000      West Virginia State Hospital Finance
                   Authority, REF & IMPT-CABELL HUNTINGTON -
                   A, 3.00% (AMBAC INS), 1/1/2006                   AAA          999,750
     730,000       West Virginia State Hospital Finance
                   Authority, Refunding Revenue Bonds, 3.10%
                     (West Virginia Veterans Nursing Home),
                   3/1/2009                                          NR          718,517
    1,070,000      West Virginia State Hospital Finance
                   Authority, Refunding Revenue Bonds, 5.50%
                     (West Virginia Veterans Nursing Home),
                   3/1/2019                                          NR         1,112,297
    1,000,000      West Virginia State Housing Development
                   Fund, (Series A), 5.05%, 11/1/2014               AAA         1,032,700
     900,000       West Virginia State Housing Development
                   Fund, (Series A), 4.90% (Original Issue
                   Yield: 4.899%), 11/1/2014                        AAA          927,783
    1,000,000      West Virginia State Housing Development
                   Fund, Revenue Refunding Bonds (Series A),
                   5.10%, 11/1/2015                                 AAA         1,030,440
     720,000       West Virginia State, Revenue Bonds (Series
                   A) , 5.00% (Marshall University)/(Original
                   Issue Yield: 5.17%), 5/1/2020                    AAA          754,150
    1,250,000      West Virginia State, Revenue Bonds (Series
                   A), 5.00% (Marshall University)/(Original
                   Issue Yield: 5.19%), 5/1/2021                    AAA         1,306,213
     285,000       West Virginia State, UT GO - Highway
                   Imps., 4.40% (FGIC INS)/(Original Issue
                   Yield: 4.50%), 6/1/2006                          AAA          287,326
     215,000       West Virginia State, UT GO - Highway
                   Imps., 4.40% (U.S. Government
                   GTD)/(Original Issue Yield: 4.50%),
                   6/1/2006                                         AAA          216,778
    1,000,000      West Virginia University, (Series A),
                   5.50% (MBIA Insurance Corp. INS)/(Original
                   Issue Yield: 5.08%), 4/1/2016                    AAA         1,113,650
    1,000,000      West Virginia University, 5.00% (FGIC
                   INS), 10/1/2034                                  AAA         1,030,060
    1,210,000      West Virginia University, 5.00% (MBIA
                   Insurance Corp. INS), 4/1/2007                   AAA         1,240,831
     500,000       West Virginia University, Refunding
                   Revenue Bonds, 5.00% (AMBAC INS)/(Original
                   Issue Yield: 5.22%), 5/1/2017                    AAA          525,730
    1,000,000      West Virginia University, Revenue Bonds
                   (Series B), 5.00% (AMBAC INS)/(Original
                   Issue Yield: 5.19%), 5/1/2015                    AAA         1,051,460
     500,000       West Virginia University, (Series C),
                   4.50% (FGIC INS)/(Original Issue Yield:
                   4.55%), 10/1/2024                                AAA          495,895
    2,000,000      West Virginia Water Development Authority,
                   (Series A), 4.40% (AMBAC INS)/(Original
                   Issue Yield: 4.47%), 10/1/2018                   AAA         2,019,780
     400,000       West Virginia Water Development Authority,
                     (Series A), 5.375% (FSA INS)/(Original
                   Issue Yield: 5.40%), 10/1/2015                   AAA          430,320
     985,000       West Virginia Water Development Authority,
                      (Series A), 5.50% (FSA INS)/(Original
                   Issue Yield: 5.65%), 10/1/2020                   AAA         1,061,111
    1,000,000      West Virginia Water Development Authority,
                   Refunding Revenue Bonds (Series B), 5.00%
                   (AMBAC INS)/(Original Issue Yield: 5.03%),
                   11/1/2029                                        AAA         1,031,810
    1,000,000      West Virginia Water Development Authority,
                     Refunding Revenue Bonds (Series A-II),
                   5.00%, 11/1/2025                                 AAA         1,043,590
     500,000       West Virginia Water Development Authority,
                   Revenue Bonds (Series A), 5.00% (FSA INS),
                   11/1/2019                                        AAA          528,830
     500,000       Wheeling, WV, Waterworks & Sewer Systems,
                   Revenue Refunding Bonds, 4.90% (FGIC
                   INS)/(Original Issue Yield: 5.00%),
                   6/1/2006                                         Aaa          505,485
    1,000,000      Wood County, WV, Board of Education, UT
                   GO, 4.00% (FSA INS), 5/1/2011                    AAA         1,019,050
                   TOTAL                                                        68,636,112
       TOTAL MUNICIPAL BONDS (identified cost $69,121,964)                      70,782,973

   MUTUAL FUND--0.9%
     615,490   (1) Prime Obligations Fund (at net asset value)                   615,490
                   TOTAL INVESTMENTS --- 98.8%
                (identified cost $69,737,454)(2)                             $  71,398,463
          OTHER ASSETS AND LIABILITIES --- NET --- 1.2%                      $   878,578
                    TOTAL NET ASSETS --- 100%                                $  72,277,041

===========================================================================================

       At October 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

   (1) Affiliated company.
   (2) The cost of investments for federal tax purposes amounts to $69,667,559. The net unrealized appreciation of investments for federal tax purposes was $1,730,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,984,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $253,629.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.
Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

   The following acronyms are used throughout this portfolio:

   AMBAC   --American Municipal Bond Assurance Corporation
   EDA     --Economic Development Authority
   FGIC    --Financial Guaranty Insurance Company
   FSA     --Financial Security Assurance
   GO      --General Obligation
   GTD     --Guaranteed
   INS     --Insured
   PCR     --Pollution Control Revenue
   UT      --Unlimited Tax





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  WesMark Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
            (insert name and title)
Date        December 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer
Date        December 21, 2005


By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
Date        December 21, 2005